Investments - Financial information of joint venture (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Investments
Total assets	R$ 53,932,644	R$ 28,526,195	R$ 29,371,275
Total liabilities	41,906,709	16,909,584	19,246,286
Net income (loss) for the year	R$ 319,814	R$ 1,820,994	R$ 1,677,815
Ibema
Investments
Equity interest %	49.90%	49.90%
Total assets	R$ 335,029	R$ 334,827
Total liabilities	317,572	334,009
Adjusted Equity	17,458	818
Net income (loss) for the year	R$ 16,415	R$ 9,790